Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions
Schedule of key management compensation

Key management compensation	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

	Continuing operations		Continuing operations
Salaries, other short-term employee benefits and post-employment benefits	99,864	95,934	197,156	155,762
Share‑based compensation	18,910	46,368	43,428	98,766
Total	118,774	142,302	240,584	254,528

Key management compensation	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

	Discontinued operations		Discontinued operations
Salaries, other short-term employee and post-employment benefits	—	345,177	—	664,525
Share-based compensation	—	999,751	—	1,260,638
Total	—	1,344,928	—	1,925,163